Warrants - Summary of Company's Outstanding or Issuable Warrants (Details) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Jun. 08, 2023	Feb. 28, 2023	Jul. 13, 2021
Warrants
Number of warrants purchased	15,625			9,962	199,241
Exercise price (in dollars per share)	$ 100.00				$ 100.00
IPO Underwriter Warrants
Warrants
Number of warrants purchased	15,625
Exercise price (in dollars per share)	$ 100.00
February Placement Agent Warrants
Warrants
Number of warrants purchased	9,962
Exercise price (in dollars per share)	$ 13.18
Consultant warrants
Warrants
Number of warrants purchased	6,250
Exercise price (in dollars per share)	$ 10.00
Series A-1 Warrants
Warrants
Number of warrants purchased	2,000,000	2,000,000
Exercise price (in dollars per share)	$ 3.25
Series A-2 Warrants
Warrants
Number of warrants purchased	2,000,000	2,000,000
Exercise price (in dollars per share)	$ 3.25
June Placement Agent Warrants
Warrants
Number of warrants purchased	140,000		140,000
Exercise price (in dollars per share)	$ 4.38		$ 4.375
Pre-funded warrants
Warrants
Exercise price (in dollars per share)	$ 0.01	$ 0.01
Unexercised pre-funded warrants from September Offering
Warrants
Number of warrants purchased	9,075,950
Exercise price (in dollars per share)	$ 0.01
September Underwriter Warrants
Warrants
Number of warrants purchased	843,150
Exercise price (in dollars per share)	$ 0.6375